Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Foundry revenue (related party revenue of $13,124 and $7,270 for the three months ended September 30, 2021 and 2020, respectively, and $36,746 and $29,784 for the nine months ended September 30 2021 and 2020, respectively)	$ 34,737	$ 11,505	$ 78,833	$ 42,802	$ 59,221		$ 54,184
Total revenue	77,610	13,302	165,343	44,599	76,657		54,184
Research and Development	53,021	36,070	164,637	98,576	159,767		96,299
General and administrative expenses	28,959	9,876	81,326	25,393	38,306		29,483
Total operating expenses	104,282	47,715	309,075	125,738	213,684		125,782
Loss from operations	(26,672)	(34,413)	(143,732)	(81,139)	(137,027)		(71,598)
Other (expense) income, net:
Interest income	121	3,318	341	5,565	2,582		5,756
Interest expense	(649)	(592)	(1,822)	(1,795)	(2,385)		(2,421)
Income (loss) on equity method investments	(39,651)	(237)	(72,621)	(2,151)	(3,059)		(46,936)
(Loss) gain on investments	(12,368)	(90)	3,009	(4,978)	(1,070)		(7,797)
Change in fair value of warrant liabilities	(18,482)	0	(18,482)	0
Other (expense) income, net:	(4,911)	5,894	863	6,055	16,125		3,161
Total other (expense) income, net	(75,940)	8,293	(88,712)	2,696	12,193		(48,237)
Loss before provision for income taxes	(102,612)	(26,120)	(232,444)	(78,443)	(124,834)		(119,835)
Income tax provision (benefit)	(207)	6	(797)	1,881	1,889		22
Net Loss	(102,405)	(26,126)	(231,647)	(80,324)	(126,723)		(119,857)
Net loss attributable to non-controlling interest	(524)	(71)	(2,256)	(639)	(114)		(530)
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders	$ (101,881)	$ (26,055)	$ (229,391)	$ (79,685)	$ (126,609)		$ (119,327)
Net loss per share attributable to Ginkgo Bioworks Holdings, Inc. common stockholders, basic and diluted	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.06)	$ (0.10)	[1]	$ (0.10)	[1]
Weighted average common shares outstanding, basic and diluted	1,323,574,063	1,287,053,015	1,302,253,729	1,270,297,495	1,274,766,915	[1]	1,149,000,417	[1]
Proceeds from capital contributions
Net loss	$ (102,405)	$ (26,126)	$ (231,647)	$ (80,324)	$ (126,723)		$ (119,857)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of taxes	(877)	0	(877)	0
Comprehensive loss	(103,282)	(26,126)	(232,524)	(80,324)
Product [Member]
Total revenue	8,492	0	14,622	0	8,707
Cost of Biosecurity revenue	3,430	0	15,185	0	6,705
Service [Member]
Total revenue	34,381	1,797	71,888	1,797	8,729
Cost of Biosecurity revenue	$ 18,872	$ 1,769	$ 47,927	$ 1,769	$ 8,906

[1]	Retroactively restated for the reverse recapitalization as described in Note 1.